SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total capital expenditures	$ 1,455,842	$ 1,637,305	$ 912,355
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	1,325,049	1,207,477	550,459
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	6,446	13,116	6,515
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	18,404	21,984	5,464
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	331,503	264,922	97,654
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	968,696	907,455	440,826
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	98,884	405,196	359,854
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 31,909	$ 24,632	$ 2,042